Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2021
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office Furniture
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years